Description of Plan	12 Months Ended
Dec. 31, 2024
EBP 001
Employee Benefit Plan, Description of Plan [Line Items]
Description of Plan

1. Description of Plan

Plan Description

The following description of The Manitowoc Company, Inc. 401(k) Retirement Plan (the “Plan”) provides only general information. Participants should refer to the Plan Agreement for a more complete description of the Plan’s provisions.

General

The Plan is a defined contribution profit-sharing plan covering substantially all salaried and hourly employees of participating companies of The Manitowoc Company, Inc. (the “Company”). Participating companies include the Company and all U.S. subsidiaries and affiliates of the Company, as defined in the Plan. The Plan is subject to the provisions of the Employee Retirement Income Security Act of 1974 (“ERISA”). The Company Retirement Plan Committee (the “Committee”) is responsible for oversight of the Plan. The Committee determines the appropriateness of the Plan’s investment offerings, monitors investment performance, and reports to the Board of Directors.

Contributions

Employees are automatically entered into the Plan after meeting the applicable eligibility requirements, with a deferral of 5% of their compensation unless they affirmatively elect an alternative deferral amount or elect not to participate in the Plan. Participants may elect to change this deferral to an alternative amount by electing a deferral between 0% to 75% of eligible compensation up to a maximum contribution subject to limitations established by the Internal Revenue Service ("IRS"). Participants who have attained age 50 before the end of the plan year are eligible to make catch-up contributions. The Plan allows direct rollovers from other qualified plans. Rollovers are not matched.

The Company contributes to non-union employees a matching contribution at the safe harbor match of 100% of the first 3% and 50% of the next 2% of contributed pay, which vests immediately. In addition, the Company contributes to certain union employees a matching contribution at the safe harbor match of 100% of the first 3% of contributed pay. The Company also provides an annual non-elective contribution to union employees and may also provide a discretionary profit-sharing contribution to non-union employees. In 2024, the Company made a profit-sharing contribution of $2,992,189 on behalf of non-union employees and a non-elective contribution of $140,929 on behalf of union employees. In addition, in 2024, the profit-sharing match true-up was $203,921. Total annual employer contributions to a participant’s account are limited to the lesser of 100% of the participant’s compensation for the year or the maximum contribution allowable under IRS regulations.

Participants’ Accounts

Each participant’s account is credited with the participant’s contributions, the Company’s contributions, an allocation of plan earnings/losses, and is reduced for participant’s withdrawals, investment expenses (based on account balances and participant investment elections), and an allocation of recordkeeping and administrative expenses. The benefit to which a participant is entitled is the benefit that can be provided from the participant’s vested account.

Vesting

All employee contributions, the Company matching contributions, and associated earnings are immediately vested.

Discretionary profit-sharing and non-elective contributions vest at a rate of 20% per year, with participants becoming fully vested after five years of service. Participants who have not attained 5 years of service and leave the Company because of reaching age 65, or due to disability, or death, are considered to be 100% vested.

Voting Rights on The Manitowoc Company, Inc. Common Stock (“Company Stock")

Voting rights for all participants who own Company Stock in their account shall be determined in accordance with Code Section 409(e)(2). As provided under Code Section 409(e)(2), each participant in the Plan is entitled to direct the Trustee as to the manner in which to vote all whole shares of Company Stock which are entitled to vote and are allocated in the account of such participant. As required under ERISA, the Trustee shall vote all such shares in accordance with those instructions. Votes representing fractional shares of stock shall be voted in the same ratio for and against each issue, as the applicable vote directed by participants with respect to whole shares of stock. Shares of Company Stock owned by the Plan, but not voted by the participant to whose account such shares have been allocated shall be voted by the Trustee in its absolute discretion.

Notes Receivable from Participants

Participants may borrow from their fund accounts a minimum of $1,000 up to a maximum equal to the lesser of $50,000 or 50% of their vested account balance. The notes are secured by the balance in the participant’s account and bear interest at prime plus 1%. Interest rates on existing loans within the Plan as of December 31, 2024, ranged from 4.25% to 9.50%. Notes are repaid through payroll deductions over a period not to exceed five years.

Payment of Benefits

Plan benefits are available at normal retirement age (age 65), disability, retirement, death, and termination of employment with vested interests. Benefits are payable in one lump sum, direct rollover, partial withdrawals, or installment payments. In addition, hardship distributions out of the participant’s voluntary contributions account are permitted if certain criteria are met. The Plan also allows for in-service distributions upon attaining age 59½. Distributions may be made as soon as administratively feasible. The benefits are recorded when paid.

Forfeitures

As of December 31, 2024 and 2023, the forfeited non-vested account totaled $261,471 and $94,211, respectively. This account can be used to reduce future employer contributions. During 2024 and 2023, employer contributions were reduced by $220,000 and $2,522, respectively, from forfeited non-vested accounts. Forfeitures can also be used to offset plan expenses. During 2024 and 2023, forfeitures used to offset plan expenses were $63,465 and $80,632, respectively.